Cash and cash equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Cash and cash equivalents Included in cash and cash equivalents as of December 31, 2014 is $75,029 of short-term deposits with original maturities of less than three months.